Acquisitions	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Acquisitions
30.	Acquisitions

(1)	Ellation Holdings, Inc. acquisition
On August 9, 2021, Sony Pictures Entertainment Inc. (“SPE”), a wholly-owned subsidiary of Sony, through Funimation Global Group, LLC (“Funimation”), acquired 100% of the equity interest in Ellation Holdings, Inc. (“Ellation”), a subsidiary of AT&T Inc., which operates the anime business “Crunchyroll”. Funimation is a joint venture between SPE and Aniplex Inc., a subsidiary of Sony Music Entertainment (Japan) Inc. The consideration for the acquisition of 135,938 million yen (1,237 million U.S. dollars) was paid in cash. As a result of the acquisition, Ellation has become a wholly-owned subsidiary of
Sony. On February 24, 2022, Funimation changed its company name to Crunchyroll, LLC.
Crunchyroll is a
direct-to-consumer
service, connecting anime and manga fans across more than 200 countries and territories. Crunchyroll provides services including subscription video-on-demand,
advertising-based
video-on-demand,
mobile games, manga, events, merchandise and distribution. The acquisition has brought together two animation distribution brands, Funimation and Crunchyroll, allowing Sony to expand fan-centric
offerings. The global unification and integration of the two brands and services under the Crunchyroll brand started in March 2022.
As a result of the acquisition, Sony consolidated Ellation by using the acquisition method of accounting and recorded the fair value of the identifiable assets acquired, liabilities assumed and residual goodwill of Ellation. The following table summarizes the final fair values assigned to the assets and liabilities of Ellation that were recorded in the Pictures segment. The measurement period adjustments were not material.

Yen in millions
Cash and cash equivalents	8,379
Trade and other receivables, and contract assets	3,714
Inventories	3,295
Right-of-use assets	4,962
Goodwill	81,250
Content assets	36,266
Other intangible assets	35,697
Other	2,512

Total assets	176,075

Trade and other payables	17,365
Other current liabilities	7,723
Long-term debt	4,386
Deferred tax liabilities	9,408
Other	659

Total liabilities	39,541

Content assets and other intangible assets mainly consist of license agreements and customer relationships. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with existing Sony assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with the acquisition is included in the Pictures segment.
Revenue and net income attributable to Ellation since the date of acquisition included in Sony’s consolidated statements of income and pro forma results of operations have not been presented because the effect of the acquisition was not material.

(2)	Other acquisitions
During the fiscal year ended March 31, 2021, Sony completed other acquisitions for total consideration of 18,258 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 15,679 million yen of goodwill and 6,061 million yen of intangible assets.
During the fiscal year ended March 31, 2022, Sony completed other acquisitions for total consideration of 175,878 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 116,394 million yen of goodwill and 64,348 million yen of intangible assets.
No significant amounts have been allocated to
in-process
research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Other information including pro forma results of operations has not been presented because the effects of other acquisitions, individually and in aggregate, were not material.